                                   SUPPLEMENT
                            DATED NOVEMBER 17, 2006
                                     TO THE
                         MLIG VARIABLE INSURANCE TRUST
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2006


ROSZEL/BLACKROCK RELATIVE VALUE PORTFOLIO
ROSZEL/ BLACKROCK FIXED-INCOME PORTFOLIO

In general, wherever they appear throughout the Statement of Additional Information ("SAI"), references to the Roszel/MLIM Relative Value Portfolio should be replaced with references to the Roszel/BlackRock Relative Value Portfolio and references to the Roszel/MLIM Fixed-Income Portfolio should be replaced with Roszel/BlackRock Fixed-Income Portfolio. Additionally, all references to Merrill Lynch Investment Managers, L.P. ("MLIM") should be replaced with references to BlackRock Investment Management, LLC ("BlackRock").

On page 41, the information about Merrill Lynch Investment Managers, L.P. should be replaced with the following:

BlackRock Investment Management, LLC               BlackRock Investment Management, LLC, is a Delaware limited liability company and an indirect, wholly owned subsidiary of BlackRock, Inc. On September 29,
                                                   2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("ML & Co.") combined
                                                   Merrill Lynch Investment Managers, L.P. ("MLIM") and certain affiliates with
                                                   BlackRock, Inc. to create a new asset management company that is one of the world's largest asset management firms with over $1 trillion in assets under management. As a result of that transaction, ML & Co., a financial services holding company, owns  approximately 49% of BlackRock, Inc., The PNC Financial
                                                   Services Group, Inc. ("PNC") owns approximately 34%, and approximately 17% is held by employees and public shareholders. ML & Co. and PNC may be deemed to be
                                                   "controlling persons" of the sub-adviser (as defined under the Investment
                                                   Company Act) because of their ownership of BlackRock, Inc.'s voting securities or their power to exercise a controlling influence over BlackRock, Inc.'s management or policies.  BlackRock Investment Management, LLC's principal business address is 800 Scudders Mill Road, 2D, Plainsboro, NJ 08536.



On page 43, the third row of the table should be replaced with the following:

Roszel/BlackRock Relative Value         BlackRock Investment Management, LLC           May 16, 2006
Portfolio

On page 44, the ninth row of the table should be replaced with the following:

Roszel/BlackRock Fixed Income           BlackRock Investment Management, LLC           May 16, 2006
Portfolio

                                    *  *  *

Please retain this supplement with your SAI for future reference.


Code: 101830-1106